Significant accounting policies (Details Textual)	12 Months Ended
Jun. 30, 2018
Amortization period of intangible assets, Description	Amortization of intangible assets with finite useful lives is recognized in profit or loss on a straight-line method to reflect the expected departure rate over the remaining useful life of the asset, other than goodwill, from the date that they are available for use. The estimated useful lives of student relationships are 1~15 years.
Bottom of range [member]
Percent of contributions expected to be paid to plan for annual reporting period	34.40%
Top of range [member]
Percent of contributions expected to be paid to plan for annual reporting period	41.40%